Intangible Assets - Schedule of Goodwill Attributed to Cash-generating Units (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 2,678	£ 2,723
North America [member]
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	390	207
Europe Excluding Turkey [member]
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	170	154
Turkey [member]
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	284	377
Africa Regional Markets
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	27	93
Mexico [member]
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	133	103
Greater China [member]
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	131	130
India [member]
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	1,462	1,572
Other cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 81	£ 87